Putnam Investments
One Post Office Square
Boston, MA 02109
August 3, 2010

VIA EDGAR CORRESPONDENCE

Linda Stirling, Esquire and Ms. Laura Hatch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam New Opportunities Fund (Securities Act File No. 333-168189 and Investment Company Act File
No. 811-06128)—Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

Dear Ms. Stirling and Ms. Hatch:

Enclosed for filing on behalf of Putnam New Opportunities Fund (the “fund”) is pre-effective amendment no. 1 to the fund’s registration statement on Form N-14 (the “Amendment”). The Amendment, which relates to the proposed merger of Putnam Vista Fund into the fund, provides updated forms of prospectus/proxy statement, proxy card and statement of additional information in connection both with comments that you conveyed to me on behalf of the staff of the Securities and Exchange Commission and with standard Putnam fund disclosure.

No registration fee is being paid at the time of filing because the fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

I may be reached at 1-800-225-2465, Ext. 11224, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione

Enclosure

cc: Timothy F. Cormier, Esquire, Ropes & Gray LLP